Rule 497(c)
                                                              File Nos. 33-58004
                                                                    and 811-7474


BOSTON 1784 FUNDS[SERVICE MARK] PROSPECTUS
--------------------------------------------------------------------------------

PLEASE READ THIS PROSPECTUS BEFORE INVESTING AND KEEP IT ON FILE FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION, INCLUDING HOW THE FUNDS INVEST AND SERVICES AVAILABLE TO SHAREHOLDERS.

To learn more about the Funds and their investments, you can obtain a copy of the Funds' most recent financial report and portfolio listing or a copy of the Statement of Additional Information dated October 1, 1997, as supplemented from time to time. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. For a free copy of either document, call 1-800-BKB-1784.

--------------------------------------------------------------------------------
REMEMBER THAT SHARES OF THE FUNDS:
[SQUARE BULLET]  ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY;

[SQUARE BULLET]  ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
                 BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES;

[SQUARE BULLET]  INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE
                 PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

AS ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BANKBOSTON, N.A. SERVES AS INVESTMENT ADVISER, CUSTODIAN AND SHAREHOLDER SERVICING AGENT FOR BOSTON 1784 FUNDS. BOSTON 1784 FUNDS ARE DISTRIBUTED BY
SEI INVESTMENTS DISTRIBUTION CO., A PARTY INDEPENDENT OF BANKBOSTON, N.A. OR ANY OF ITS AFFILIATES. FINANCIAL SERVICES COUNSELORS ARE REGISTERED REPRESENTATIVES OF BANKBOSTON INVESTOR SERVICES, INC. (MEMBER NASD/SIPC), A WHOLLY-OWNED SUBSIDIARY OF BANKBOSTON, N.A.

INVESTMENTS IN THE MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

[SQUARE BULLET]  Boston 1784 Tax-Free Money Market Fund

[SQUARE BULLET]  Boston 1784 U.S. Treasury Money Market Fund

[SQUARE BULLET]  Boston 1784 Institutional U.S. Treasury Money Market Fund

[SQUARE BULLET]  Boston 1784 Prime Money Market Fund

[SQUARE BULLET]  Boston 1784 Institutional Prime Money Market Fund


December 2, 1997
as supplemented February 16, 1998

PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND SUMMARY .............................................................  1
EXPENSES .................................................................  2
FINANCIAL HIGHLIGHTS .....................................................  3
INVESTMENT INFORMATION ...................................................  4
              INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT POLICIES ....  4
              ADDITIONAL INVESTMENT POLICIES .............................  5
              RISK CONSIDERATIONS ........................................  6
DIVIDENDS AND DISTRIBUTIONS ..............................................  7
MANAGEMENT ...............................................................  8
SHAREHOLDER SERVICES ..................................................... 10
              HOW TO REACH THE FUNDS ..................................... 10
              TYPES OF ACCOUNTS .......................................... 10
              HOW TO OPEN AN ACCOUNT ..................................... 10
              HOW TO PURCHASE SHARES ..................................... 11
              HOW TO SELL SHARES ......................................... 12
              SHAREHOLDER SERVICES AND POLICIES .......................... 14
TAXES .................................................................... 16
GENERAL INFORMATION ...................................................... 17
              NET ASSET VALUE ............................................ 17
              ORGANIZATION ............................................... 17
              VOTING AND OTHER RIGHTS .................................... 17
              PERFORMANCE INFORMATION .................................... 18
              EXPENSES ................................................... 18
              COUNSEL AND INDEPENDENT AUDITORS ........................... 19
APPENDIX A-- TAXABLE EQUIVALENT YIELD TABLES ............................. 20
APPENDIX B-- PERMITTED INVESTMENTS AND INVESTMENT PRACTICES .............. 21

PROSPECTUS

FUND SUMMARY
--------------------------------------------------------------------------------

THIS SECTION SUMMARIZES THE FUNDS' INVESTMENT OBJECTIVES AND WHO MAY WANT TO INVEST. SEE THE REST OF THIS PROSPECTUS FOR MORE INFORMATION, INCLUDING RISK CONSIDERATIONS. AS WITH ANY MUTUAL FUND, THERE CAN BE NO ASSURANCE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. NO FUND, BY ITSELF, IS INTENDED TO BE A COMPLETE INVESTMENT PROGRAM.

         BOSTON 1784 TAX-FREE MONEY MARKET FUND
         Objective: to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax.

         BOSTON 1784 U.S. TREASURY MONEY MARKET FUND,
         BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
         BOSTON 1784 PRIME MONEY MARKET FUND AND
         BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND
         Objective: to preserve principal value and maintain a high degree of liquidity while providing current income.

WHO MAY WANT TO INVEST

         These Funds are designed for conservative investors who want liquidity, current income at money market rates and stability of principal. Since they emphasize stability, these Funds may be an appropriate component of a savings plan. The Treasury Funds offer an added measure of safety with their focus on U.S. government securities.

PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

THESE TABLES SHOW SHAREHOLDER TRANSACTION EXPENSES AND ESTIMATED ANNUAL OPERATING EXPENSES FOR THE FUNDS, AND ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT SHAREHOLDERS IN THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE INFORMATION, SEE "MANAGEMENT" ON PAGE 8 AND "GENERAL INFORMATION - EXPENSES" ON PAGE 18.

SHAREHOLDER TRANSACTION EXPENSES

Maximum sales load imposed on
  purchases and reinvested dividends            None
Deferred sales charges imposed on redemptions   None
Redemption fee*                                 None
Exchange fee                                    None
--------------------------------------------------------------------------------
*There is a $12 service fee if the Funds wire redemption proceeds to your bank account.

ANNUAL OPERATING EXPENSES (1)(4)
(EXPRESSED AS A PERCENTAGE OF AVERAGE NET ASSETS)
                                                Total
                        Advisory     Other    Operating
                         Fee(2)   Expenses(2) Expenses(2)
--------------------------------------------------------------------------------
Tax-Free Money
  Market Fund              .38%       .16%      .54%
U.S. Treasury Money
  Market Fund              .33        .32       .65
Institutional U.S. Treasury
  Money Market Fund        .20        .14       .34
Prime Money
  Market Fund              .30        .35       .65
Institutional Prime
  Money Market Fund(3)     .20        .20       .40
--------------------------------------------------------------------------------

EXAMPLE (1)(4)
A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return, reinvestment of all dividends and redemption of the shares after the number of years indicated:

--------------------------------------------------------------------------------
                          1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------
Tax-Free Money Market Fund  $6      $17      $30     $68
U.S. Treasury Money
  Market Fund                7       21       36      81
Institutional U.S. Treasury
  Money Market Fund          3       11       19      43
Prime Money Market Fund      7       21       36      81
Institutional Prime
  Money Market Fund(3)       4       13      N/A     N/A
--------------------------------------------------------------------------------

(1) Unless otherwise noted, the information in the expense table and the example has been restated to reflect current fees and reflects voluntary fee waivers and/or reimbursements. The assumption in the example of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF ANY FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(2) Without fee waivers and reimbursements, advisory fees would be .40% for each Fund (.20% for the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund); and other expenses and total operating expenses would be .16% and .56% for the Tax-Free Money Market Fund, .32% and .72% for the U.S. Treasury Money Market Fund, .14% and .34% for the Institutional U.S. Treasury Money Market Fund, .35% and .75% for the Prime Money Market Fund, and .20% and .40% for the Institutional Prime Money Market Fund.

(3) Because the Fund is newly organized, the information in the expense table and the example is estimated for the current fiscal year.

(4) Shares may be purchased through certain financial institutions including BankBoston. These institutions may charge fees for purchases and redemptions of shares of the Funds.

PROSPECTUS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

THIS TABLE CONTAINS FINANCIAL INFORMATION ABOUT THE FUNDS WHICH IS INCLUDED IN THE FUNDS' ANNUAL REPORTS. EXCEPT AS NOTED BELOW, THE FINANCIAL INFORMATION HAS BEEN AUDITED BY COOPERS & LYBRAND L.L.P., INDEPENDENT ACCOUNTANTS. THEIR REPORTS ON THE AUDITED FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE INCLUDED IN THE ANNUAL REPORTS. THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FROM THE ANNUAL REPORTS ARE INCORPORATED BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION. COPIES OF THE ANNUAL REPORTS MAY BE OBTAINED WITHOUT CHARGE BY CALLING 1-800-BKB-1784. THE INSTITUTIONAL PRIME MONEY MARKET FUND IS NEWLY ORGANIZED AND HAS NOT YET ISSUED FINANCIAL STATEMENTS.


                                          NET                               NET               NET
                                         ASSET              DISTRIBUTIONS  ASSET            ASSETS       RATIO
                                         VALUE        NET      FROM NET    VALUE              END     OF EXPENSES
                                       BEGINNING  INVESTMENT  INVESTMENT    END     TOTAL  OF PERIOD  TO AVERAGE
                                       OF PERIOD    INCOME      INCOME   OF PERIOD  RETURN   (000)    NET ASSETS
------------------------------------------------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
For the year ended May 31, 1997          $1.00       0.03       (0.03)    $1.00     3.22%    $845,612     0.54%
For the year ended May 31, 1996          $1.00       0.03       (0.03)    $1.00     3.55%    $549,628     0.54%
For the year ended May 31, 1995          $1.00       0.03       (0.03)    $1.00     3.29%    $539,412     0.50%
For the period ended May 31, 1994 (1)    $1.00       0.02       (0.02)    $1.00     2.31%*   $407,448     0.27%
------------------------------------------------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1997          $1.00       0.05       (0.05)    $1.00     4.86%    $390,294     0.64%
For the year ended May 31, 1996          $1.00       0.05       (0.05)    $1.00     5.16%    $ 78,999     0.64%
For the year ended May 31, 1995          $1.00       0.05       (0.05)    $1.00     4.81%    $ 55,068     0.60%
For the period ended May 31, 1994 (2)    $1.00       0.03       (0.03)    $1.00     2.64%*   $  5,593     0.65%
------------------------------------------------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1997          $1.00       0.05       (0.05)    $1.00     5.16%  $2,591,487     0.33%
For the year ended May 31, 1996          $1.00       0.05       (0.05)    $1.00     5.45%  $  644,733     0.32%
For the year ended May 31, 1995          $1.00       0.05       (0.05)    $1.00     5.05%  $  395,585     0.30%
For the period ended May 31, 1994 (3)    $1.00       0.03       (0.03)    $1.00     2.99%* $  181,568     0.22%
------------------------------------------------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
For the period
   ended May 31, 1997 (4)                $1.00       0.02       (0.02)    $1.00     2.07%*   $123,099     0.65%
For the year ended
   December 31, 1996 (5)                 $1.00       0.05       (0.05)    $1.00     5.02%    $ 93,229     0.66%
For the year ended December 31, 1995     $1.00       0.05       (0.05)    $1.00     5.49%    $156,532     0.62%
For the year ended December 31, 1994     $1.00       0.04       (0.04)    $1.00     3.75%    $136,923     0.65%
For the year ended December 31, 1993     $1.00       0.03       (0.03)    $1.00     2.72%    $168,909     0.59%
For the period ended
   December 31, 1992 (6)                 $1.00       0.02       (0.02)    $1.00     2.13%*   $242,935     0.59%
For the period ended April 30, 1992 (7)  $1.00       0.03       (0.03)    $1.00     3.55%    $280,931     0.48%
------------------------------------------------------------------------------------------------------------------

                                                       RATIO     RATIO OF
                                           RATIO    OF EXPENSES NET INCOME
                                           OF NET   TO AVERAGE  TO AVERAGE
                                           INCOME   NET ASSETS  NET ASSETS
                                         TO AVERAGE (EXCLUDING  (EXCLUDING
                                         NET ASSETS   WAIVERS)    WAIVERS)
--------------------------------------------------------------------------
BOSTON 1784 TAX-FREE MONEY MARKET FUND
For the year ended May 31, 1997             3.17%      0.56%        3.15%
For the year ended May 31, 1996             3.49%      0.60%        3.43%
For the year ended May 31, 1995             3.28%      0.61%        3.17%
For the period ended May 31, 1994 (1)       2.39%      0.71%        1.95%
--------------------------------------------------------------------------
BOSTON 1784 U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1997             4.76%      0.72%        4.68%
For the year ended May 31, 1996             5.02%      0.75%        4.91%
For the year ended May 31, 1995             5.13%      0.92%        4.81%
For the period ended May 31, 1994 (2)       2.91%      6.42%       (2.86)%
--------------------------------------------------------------------------
BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
For the year ended May 31, 1997             5.05%      0.34%        5.04%
For the year ended May 31, 1996             5.29%      0.39%        5.22%
For the year ended May 31, 1995             5.12%      0.41%        5.01%
For the period ended May 31, 1994 (3)       3.16%      0.55%        2.83%
--------------------------------------------------------------------------
BOSTON 1784 PRIME MONEY MARKET FUND
For the period
   ended May 31, 1997 (4)                   4.98%      0.75%        4.88%
For the year ended
   December 31, 1996 (5)                    4.85%      0.66%        4.85%
For the year ended December 31, 1995        5.40%      0.62%        5.40%
For the year ended December 31, 1994        3.64%      0.69%        3.60%
For the year ended December 31, 1993        2.68%      0.70%        2.57%
For the period ended
   December 31, 1992 (6)                    3.13%      0.64%        3.08%
For the period ended April 30, 1992 (7)     4.61%      0.63%        4.46%
--------------------------------------------------------------------------

 *  Returns are for the period indicated and have not been annualized.
(1) The Tax-Free Money Market Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(2) The U.S. Treasury Money Market Fund commenced operations on June 7, 1993. All ratios for the period have been annualized.
(3) The Institutional U.S. Treasury Money Market Fund commenced operations on June 14, 1993. All ratios for the period have been annualized.
(4) The Prime Money Market Fund changed its fiscal year from December 31 to
    May 31. Reflects operations for the period from January 1, 1997 to May 31, 1997. All ratios for the period have been annualized.
(5) Until December 9, 1996, the Prime Money Market Fund was known as the BayFunds Money Market Portfolio and was a portfolio of BayFunds, an open-end investment company registered under the Investment Company Act of 1940, as amended. Shares of the BayFunds Money Market Portfolio were divided into two classes, known as Investment Shares and Trust Shares. The Prime Money Market Fund has only a single class of outstanding shares. For periods prior to December 9, 1996, Ernst & Young LLP were the auditors of the BayFunds
    Money Market Portfolio.
(6) The Prime Money Market Fund changed its fiscal year from April 30 to December 31. Reflects operations for the period from May 1, 1992 to December 31, 1992. All ratios for the period have been annualized.
(7) Reflects operations for the period from August 1, 1991 (date of initial public investment) to April 30, 1992. During the period from May 16, 1991 (start of business) to August 1, 1991, net investment income aggregating to $0.01 per share ($1,101) was distributed to Federated Administrative Services. All ratios for the period have been annualized.

PROSPECTUS

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT POLICIES: THIS SECTION DESCRIBES EACH FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT POLICIES. ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS ARE DESCRIBED IN THE NEXT SECTIONS. EACH FUND'S INVESTMENT OBJECTIVE IS FUNDAMENTAL, MEANING THAT IT CANNOT BE CHANGED WITHOUT THE APPROVAL OF SHAREHOLDERS OF THAT FUND. OF COURSE, THERE CAN BE NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE.


The investment objective of BOSTON 1784 TAX-FREE MONEY MARKET FUND is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income taxes.

The investment objective of BOSTON 1784 U.S. TREASURY MONEY MARKET FUND, BOSTON 1784 INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND, 1784 PRIME MONEY MARKET FUND and BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND is to preserve principal value and maintain a high degree of liquidity while providing current income.

The TAX-FREE MONEY MARKET FUND invests primarily in municipal securities. Municipal securities are debt securities issued by the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that pay interest that is exempt from federal income tax, including the alternative minimum tax. Municipal securities also may be issued by other qualifying issuers and include bonds, notes and commercial paper. Under normal circumstances, at least 80% of the Fund's net assets are invested in municipal securities. The Fund may also invest in taxable money market instruments, such as short-term U.S. government obligations, bank obligations (including certificates of deposit, bankers' acceptances and fixed time obligations), commercial paper, and other short-term debt obligations and repurchase agreements. Under normal circumstances, not more than 20% of the Fund's assets are invested in taxable instruments. See Appendix A for information on taxable equivalent yields.

The U.S. TREASURY MONEY MARKET FUND and INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND invest primarily in U.S. Treasury obligations, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury obligations. Under normal circumstances, at least 65% of these Funds' assets are invested in these securities. U.S. Treasury obligations are supported by the "full faith and credit" of the United States. Under normal circumstances, these Funds invest the rest of their assets in obligations of U.S. government agencies or instrumentalities and repurchase agreements secured by these obligations. Subject to applicable law, the Institutional Treasury Fund also invests in other mutual funds that hold only U.S. government obligations and repurchase agreements secured by these obligations. Some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States, others by the right of the issuer to borrow from the U.S. Treasury, and others only by the credit of the agency or instrumentality. ALTHOUGH THE FUNDS INVEST IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

The PRIME MONEY MARKET FUND and BOSTON 1784 INSTITUTIONAL PRIME MONEY MARKET FUND invest primarily in high quality money market instruments. These instruments include short-term U.S. government obligations, corporate bonds, bank obligations (including certificates of deposit, bankers' acceptances and fixed time obligations), commercial paper, and other short-term debt obligations and repurchase agreements.

PROSPECTUS

Each Fund employs specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. There can be no assurance, however, that a constant net asset value will be maintained on a continuing basis.

The Funds comply with industry regulations applicable to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date of acquisition, that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less, and that all of the Funds' investments be in U.S. dollar-denominated high quality securities which have been determined by the Adviser to present minimal credit risks. Investments in high quality, short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term.

ADDITIONAL INVESTMENT POLICIES: THIS SECTION DESCRIBES ADDITIONAL INVESTMENT POLICIES OF THE FUNDS. SEE "RISK CONSIDERATIONS" ON PAGE 6 FOR MORE INFORMATION.

NON-U.S. SECURITIES
Each Fund (other than the U.S. Treasury Money Market Fund and the Institutional U.S. Treasury Money Market Fund) may invest a portion of its assets in non-U.S. securities. Investing in non-U.S. securities involves risks in addition to those of investing in U.S. securities. See "Risk Considerations."

TEMPORARY INVESTMENTS
During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

OTHER PERMITTED INVESTMENTS
For more information regarding the Funds' permitted investments and investment practices, see Appendix B. The Funds will not necessarily invest or engage in each of the investments and investment practices in Appendix B, but reserve the right to do so.

OTHER INVESTMENT COMPANIES
The Prime Money Market Fund may invest substantially all of its assets in a mutual fund having the same investment objective and policies as the Fund. This structure is known as a master/feeder investment structure. Shareholders of the Prime Money Market Fund will be given at least 30 days' notice before the Fund converts to this structure.

INVESTMENT RESTRICTIONS
The Statement of Additional Information contains a list of specific investment restrictions which govern the investment policies of the Funds, including a limitation that each Fund may borrow money from banks in an amount not to exceed 331/3% of the Fund's total assets for extraordinary or emergency purposes (e.g., to meet redemption requests). Shareholder approval is required to change each Fund's investment objective. Generally, the Funds' investment policies may be changed without shareholder approval. If a percentage or rating restriction (other than a restriction as to borrowing) is adhered to at the time an investment is made, a later change in percentage or rating resulting from changes in a



PROSPECTUS

--------------------------------------------------------------------------------
Fund's securities will not be a violation of policy.

PORTFOLIO TURNOVER
Securities of a Fund will be sold whenever the Adviser or Advisers believe it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of portfolio activity increases.

BROKERAGE TRANSACTIONS
The primary consideration in placing each Fund's securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Funds may execute brokerage or other agency transactions through an investment adviser or distributor of the Funds. The adviser or distributor will be paid for these transactions.

RISK CONSIDERATIONS: THE RISKS OF INVESTING IN EACH FUND VARY DEPENDING UPON THE NATURE OF THE SECURITIES HELD, AND THE INVESTMENT PRACTICES EMPLOYED, ON ITS BEHALF. CERTAIN OF THESE RISKS ARE DESCRIBED IN THIS SECTION.

NON-U.S. SECURITIES
Investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability. Enforcing legal rights may be difficult, costly and slow in non-U.S. countries, and there may be special problems enforcing claims against non-U.S. governments. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets, and may offer less protection to investors such as the Funds.


INVESTMENT PRACTICES
Certain of the investment practices employed for the Funds may entail certain risks. These risks are in addition to the risks described above and are described in Appendix B.

PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Substantially all of each Fund's net income from dividends and interest is declared as a dividend daily to shareholders of record. Shares begin accruing dividends on the date of purchase, and accrue dividends up to and including the day prior to redemption. Dividends are paid MONTHLY on the first business day of each month.

Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to the Fund's shareholders at least annually. Each Fund may also make additional distributions to its shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

Distributions are paid in additional shares issued at net asset value unless the shareholder elects to receive payment in cash.

If a shareholder has elected to receive dividends and/or distributions in cash, and the postal or other delivery service fails to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from the shareholder servicing agent with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PROSPECTUS

MANAGEMENT
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS
Each Fund is supervised by the Board of Trustees of Boston 1784 Funds. More information on the Trustees and Fund officers may be found under "Management" in the Statement of Additional Information.

INVESTMENT ADVISER
BankBoston is the investment adviser of each Fund and, subject to policies set by the Trustees, makes investment decisions. BankBoston is the successor to a bank chartered in 1784 and offers a wide range of banking and investment services to customers throughout the world. BankBoston has been providing asset management services since 1890. The Private Bank Division of BankBoston is the investment management group within BankBoston that advises the Funds. As of July 31, 1997, BankBoston's Private Bank was responsible for the investment management of approximately $24 billion of individual, institutional, endowment and corporate assets, including nearly $7 billion in assets in the Boston 1784 Funds family, in money market, equity, and fixed income securities. BankBoston's Private Bank has earned national recognition and respect as an investment manager. BankBoston is a wholly-owned subsidiary of BankBoston Corporation; its legal name is BankBoston, National Association and its address is 100 Federal Street, Boston, Massachusetts 02110. Prior to April 24, 1997, BankBoston's legal name was The First National Bank of Boston.

The following chart shows the investment advisory fees currently paid by each Fund. The Institutional Prime Money Market Fund is newly organized and had no operations during the fiscal year ended May 31, 1997.

--------------------------------------------------------------------------------
                                           Advisory fees paid
                                       (expressed as a percentage
                                          of average net assets)
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                           .38%
U.S. Treasury Money Market Fund.                     .33
Institutional U.S. Treasury Money Market Fund        .20
Prime Money Market Fund                              .30

BankBoston may waive its investment advisory fees to the extent necessary to limit the total operating expenses of the Funds to a specified level. BankBoston also may contribute to the Funds from time to time to help them maintain a competitive expense ratio. These arrangements would be voluntary and could be terminated at any time.

BANKING RELATIONSHIPS. BankBoston and its affiliates may have banking relationships with the issuers of securities purchased for the Funds. These relationships may include outstanding loans to issuers which may be repaid in whole or in part with the proceeds of securities purchased for the Funds. BankBoston has informed the Funds that in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of BankBoston or any of its affiliates.

BANK REGULATORY MATTERS. The Glass-Steagall Act prohibits certain financial institutions, such as BankBoston, from underwriting securities of open-end investment companies, such as the Funds. BankBoston believes that its investment advisory services are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. State laws on this issue may differ from applicable federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent BankBoston from continuing to perform these services. If that were


PROSPECTUS

--------------------------------------------------------------------------------

to happen, the Funds would seek alternative means for obtaining these services.

ADMINISTRATOR. SEI Fund Resources provides administrative and fund accounting services to the Funds, including regulatory reporting, office facilities, and equipment and personnel. SEI receives a fee for these services, which is calculated daily and paid monthly, at an annual rate of .085% of the first $5 billion of the combined average daily net assets of the Funds and the other funds in the Boston 1784 Funds family and .045% of combined average daily net assets in excess of $5 billion. SEI has agreed to waive portions of its fee from time to time. SEImay retain sub-administrators, including BankBoston, whose fees would be paid by SEI.

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT. Boston Financial Data Services, 2 Heritage Drive, North Quincy, Massachusetts 02171, is the Funds' dividend disbursing agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the transfer agent. BankBoston is the shareholder servicing agent.

DISTRIBUTION ARRANGEMENTS. SEI Investments Distribution Co. (formerly known as SEI Financial Services Company), 1 Freedom Valley Drive, Oaks, Pennsylvania 19456, is the distributor of shares of each Fund. The Distributor receives no fee for these services.

From time to time, the Distributor may provide incentive compensation to its own employees and employees of banks (including BankBoston), broker-dealers and investment counselors in connection with the sale of shares of the Funds. Promotional incentives may be cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, will be offered uniformly to all program participants and will be predicated upon the amount of shares of the Funds sold by the participant.

CUSTODIAN. BankBoston is the Funds' custodian. Fund securities may be held by a sub-custodian bank approved by the Trustees.

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                                       9

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

This section describes how to do business with the Funds and shareholder services that are available.

HOW TO REACH THE FUNDS

       BY TELEPHONE  1-800-BKB-1784
                     Call for account or Fund
                     information Monday through
                     Friday 8 a.m. to 8 p.m. or Saturday
                     and Sunday between
                     9 a.m. and 4 p.m. (Eastern time).

    BY REGULAR MAIL  Boston 1784 Funds
                     P.O. Box 8524
                     Boston, MA 02266-8524

BY OVERNIGHT COURIER Boston 1784 Funds
                     c/o Boston Financial Data Services
                     2 Heritage Drive
                     North Quincy, MA 02171

TYPES OF ACCOUNTS
If you are investing in the Funds for the first time, you will need to establish an account. You may establish the following types of accounts by completing an account application. If you would like to receive an application, please call 1-800-BKB-1784.

[SQUARE BULLET] INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners.

[SQUARE BULLET] GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). A UGMA (Uniform Gifts
                to Minors Act) or UTMA (Uniform Transfers to Minors Act) account is a custodial account managed for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

[SQUARE BULLET] TRUST. A trust can open an account. The name of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

[SQUARE BULLET] CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES.
                Corporations, partnerships and other legal entities may also open an account. The application and resolution form must be signed by a general partner of the partnership or an authorized officer of the corporation or other legal entity.

[SQUARE BULLET] RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account. BankBoston offers a number of retirement plans through which Fund shares may be purchased. Call 1-800-BKB-1784 for more information.

HOW TO OPEN AN ACCOUNT
Complete and sign the appropriate account application. Please be sure to provide your social security or taxpayer identification number on the application. Make your check payable to Boston 1784 Funds. Send all items to one of the following addresses:

     BY REGULAR MAIL   Boston 1784 Funds
                       P.O. Box 8524
                       Boston, MA 02266-8524

BY OVERNIGHT COURIER   Boston 1784 Funds
                       c/o Boston Financial
                       Data Services
                       2 Heritage Drive
                       North Quincy, MA 02171

You may also purchase shares through certain financial institutions, including BankBoston. These institutions may have their own procedures for purchases and redemptions, and may charge fees. Contact your financial institution for more information.

PROSPECTUS

--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES
Shares of the Funds are sold on a continuous basis and may be purchased from the Distributor or a broker-dealer or financial institution that has an agreement with the Distributor. Purchases may be made Monday through Friday, except on certain holidays.

Each Fund's share price, called net asset value per share, is calculated every business day. Each Fund's shares are sold without a sales charge. Shares are purchased at net asset value the next time it is calculated after your investment is received and accepted by the Distributor. Net asset value is normally calculated at 12 noon Eastern time (3 p.m. for the U.S. Treasury Money Market Fund, the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund). For the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund, the Distributor must receive federal funds by the close of business on the day your order is received and accepted. For the other Funds, your investment is considered received when your check is converted into federal funds. This normally happens within two business days.

On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, purchase orders for the U.S. Treasury Money Market Fund, the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund must be received by 12 noon.

NEW PURCHASES. If you are new to the Funds, complete and sign an account application and mail it along with your check. To establish the telephone purchase option on your new account, complete the "Authorization of Telephone Transfer" section on the application and attach a "voided" check from your bank account.

If you wish to open an account by debiting your checking or savings account, please attach a "voided" check or savings withdrawal slip, and complete the "Bank Wire and ACH Instructions" section of the application.

If you are investing through a tax-sheltered retirement plan for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-BKB-1784 for more information.

ADDITIONAL PURCHASES. If you already have money invested in a Fund, you can invest additional money in that Fund in the following ways:

      BY MAIL. Complete the remittance slip attached at the bottom of your confirmation statement. If you are making a purchase into a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed on page 10.

      BY TELEPHONE. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, the Funds will automatically debit your predesignated bank account for the desired amount. If you have not established the telephone purchase option, call 1-800-BKB-1784 to request the appropriate form.

      BY WIRE. Purchases may also be made by wiring money from your bank account to your Fund account. Call 1-800-BKB-1784 to receive wiring instructions prior to sending any money.

PROSPECTUS

--------------------------------------------------------------------------------

      AUTOMATIC INVESTMENT PROGRAMS. Automatic investing is an easy way to add to your account systematically. The Funds offer automatic investment plans to help you achieve your financial goals as simply and conveniently as possible. Minimum purchase amounts apply. Call 1-800-BKB-1784 for information.

PAYING FOR SHARES. Please note the following:

      [SQUARE BULLET] Purchases may be made by check, wire transfer and automated clearing house transactions.

      [SQUARE BULLET] All purchases must be made in U.S. dollars.

      [SQUARE BULLET] Checks must be drawn on U.S. banks and must be payable to
                      Boston 1784 Funds. Third party checks are not accepted.

      [SQUARE BULLET] Cash and credit card checks are not accepted.

      [SQUARE BULLET] If a check does not clear your bank, the Funds reserve the right to cancel the purchase.

      [SQUARE BULLET] If the Funds are unable to debit your predesignated bank account on the day of purchase, they may make additional attempts or cancel the purchase.

If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. The Funds have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. The Funds reserve the right to reject any specific purchase request.

MINIMUM INVESTMENTS. The following minimums apply, unless they are waived by the Distributor.

To open an account                       $1,000.00*
 For tax-sheltered retirement plans         250.00

To add to an account                        250.00**
 Through automatic investment plans          50.00

Minimum account balance                   1,000.00*
 For tax-sheltered retirement plans         250.00

 * $100,000 for the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund
** $5,000 for the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund

HOW TO SELL SHARES
On any business day, you may redeem all or a portion of your shares. If the shares being redeemed were purchased by check, telephone or through an automatic investment program, the Funds may delay the mailing of your redemption check for up to 10 business days after purchase to allow the purchase to clear.

Your transaction will be processed at net asset value the next time it is calculated after your redemption request in good order is received. A redemption is treated as a sale for tax purposes, and could result in taxable gain or loss in a non-tax-sheltered account.

BY MAIL. To redeem all or part of your shares by mail, your request should be sent in writing to one of the addresses listed on page 10 and must include the following information (please refer to "Signature guarantees" on page 13 if your redemption request is in excess of $100,000):


PROSPECTUS

--------------------------------------------------------------------------------

      [SQUARE BULLET] the name of the Fund(s), [SQUARE BULLET] the account number(s),
      [SQUARE BULLET] the amount of money or number of shares
                      being redeemed,
      [SQUARE BULLET] the name(s) on the account, [SQUARE BULLET] the signature(s) of all registered account owners, and [SQUARE BULLET] your daytime telephone number.

Signature requirements vary based on the type of account you have:

      [SQUARE BULLET] INDIVIDUAL, JOINT TENANTS, TENANTS IN COMMON: Written
                      instructions must be signed by each shareholder exactly as the names appear in the account registration.

      [SQUARE BULLET] UGMA OR UTMA: Written instructions must be signed by the custodian in his/her capacity as it appears in the account registration.

      [SQUARE BULLET] SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual in his/her capacity as it appears in the account registration.

      [SQUARE BULLET] CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. In addition, a certified copy of the corporate resolution, authorizing the signer to act, must accompany the request.

      [SQUARE BULLET] TRUST: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear in the account registration, a certificate of incumbency dated within 60 days must also be submitted.

      [SQUARE BULLET] RETIREMENT: Written instructions must be signed by the account owner. Call 1-800-BKB-1784 for more information.

BY TELEPHONE. If you selected this option on your account application, you may make redemptions from your account by calling 1-800-BKB-1784. The Funds require that requests for redemptions in excess of $100,000 be in writing with signatures guaranteed. You may not close your account by telephone.

SYSTEMATIC WITHDRAWAL PLAN. Under this plan, you may redeem a specific dollar amount from your account on a regular basis. For more information or to sign up for this service, please call 1-800-BKB-1784.

PAYMENT OF REDEMPTION PROCEEDS. Payments may be made by check, wire transfer or electronic transfer.

BY CHECK Redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after receipt of a valid redemption request.

BY WIRE If you are authorized for the wire redemption service, your redemption proceeds will be wired directly into your designated bank account normally on the business day of receipt of your redemption request. There is no limitation on redemptions by wire; however, there is a $12 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call 1-800-BKB-1784 to sign up for this service. Wire redemptions are not available for retirement accounts.


PROSPECTUS

--------------------------------------------------------------------------------

BY         If you have established this option, your redemption proceeds will
ELECTRONIC be transferred electronically to your pre-designated bank account.
TRANSFER   To establish this option on an existing account, please call 1-800-
(ACH)      BKB-1784 to request the appropriate form.

SIGNATURE GUARANTEES. In addition to the signature requirements, a signature guarantee is required in any of the following circumstances:

         [SQUARE BULLET] You would like the check made payable to anyone other than the shareholder(s) of record.

         [SQUARE BULLET] You would like the check mailed to an address other than the address of record.

         [SQUARE BULLET] You would like the check mailed to an address of record that has changed within the preceding 30 days.

         [SQUARE BULLET] Your redemption request is in excess of $100,000.

At the Funds' discretion, signature guarantees may also be required for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

SHAREHOLDER SERVICES AND POLICIES
EXCHANGES. On any business day, you may exchange all or a portion of your shares into any other available Fund or any other fund in the Boston 1784 Funds family. To make exchanges, please follow the procedures for redemptions. Exchanges are processed at the net asset value next calculated after an exchange request in good order is received and approved. Please read the prospectus for the Fund into which you are exchanging. The Funds reserve the right to reject any exchange request or to modify or terminate the exchange privilege at any time. An exchange is the sale of shares of one Fund and purchase of shares of another, and could result in taxable gain or loss in a non-tax-sheltered account.

REDEMPTION PROCEEDS. The Funds intend to pay redemption proceeds in cash, but reserve the right to pay in kind by delivery of investment securities equal to the redemption price. In these cases, you might incur brokerage costs when converting the securities to cash. The right of any shareholder to receive payment of redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission permits mutual funds to postpone payments for the protection of investors.

TAXPAYER IDENTIFICATION NUMBER. On the account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold 31% of any dividends and redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.


PROSPECTUS

--------------------------------------------------------------------------------

SHARE CERTIFICATES. Share certificates are not issued.

INVOLUNTARY REDEMPTIONS. If your account balance falls below the minimum required investment as a result of a redemption or exchange, you will be given 60 days to re-establish the minimum balance. If you do not, your account may be closed and the proceeds sent to you.

TELEPHONE TRANSACTIONS. Purchases, exchanges or redemptions may be made by telephone if you selected this option on your account application. If you wish to establish this option on an existing account, please call 1-800-BKB-1784 to request the appropriate form. The Funds and their agents will not be responsible for any losses resulting from acting upon wire or telephone instructions that it reasonably believes to be genuine. The Funds and their agents will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations. It may be difficult to reach the Funds by telephone during periods of unusual market activity. If you are unable to reach a representative by telephone, please consider sending written instructions.

ADDRESS CHANGES. To change the address on your account, call 1-800-BKB-1784 or send a written request signed by all account owners. Include the name of your Fund(s), the account numbers(s), the name(s) on the account and both the old and new addresses.

REGISTRATION CHANGES. To change the name on an account, the shares are generally transferred to a new account. In some cases, legal documentation may be required. For more information, call 1-800-BKB-1784. If your shares are held of record by a financial institution, contact that financial institution for ownership changes.

STATEMENTS AND REPORTS. The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in an automatic investment program and invest on a monthly basis, you will receive quarterly confirmations. Information regarding the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year.

Financial reports for the Funds, which include a list of the Funds' portfolio holdings, will be mailed semi-annually to all shareholders.

CHECKWRITING. Checkwriting privileges are available to certain shareholders for Boston 1784 Tax-Free Money Market Fund, Boston 1784 U.S. Treasury Money Market Fund, and Boston 1784 Prime Money Market Fund. Call 1-800-BKB-1784 for more information. You may not use a check to close your account. Checks may be written against your investment for a minimum of $250 each check.

PROSPECTUS

TAXES
--------------------------------------------------------------------------------

This discussion of taxes is for general information only. Investors should consult their own tax advisers about their particular situations.

Each Fund is treated as a separate entity for federal income tax purposes, and intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies so that it will not be liable for any federal income or excise taxes. Any Fund that receives income from foreign securities may pay withholding or other taxes to foreign governments during the year, however, and these taxes will reduce that Fund's dividends.

With certain exceptions, Fund dividends and capital gains distributions are subject to federal income tax and may also be subject to state and local taxes. Distributions from interest on U.S. government obligations may be exempt from state and local taxes. The Tax-Free Money Market Fund expects that its distributions from interest on municipal securities will usually be exempt from federal income tax. Dividends and distributions are treated in the same manner for federal tax purposes whether they are paid in cash or as additional shares. Generally, distributions from a Fund's net investment income and short-term capital gains will be taxed as ordinary income. It is not expected that any Fund distributions will be eligible for the dividends received deduction for corporations. Distributions of long-term net capital gains will be taxed as long-term capital gains regardless of how long the shares of a Fund have been held; however, it is not clear at this time whether all or any part of such distributions will be eligible to be taxed at a maximum rate below 28%.

Interest on loans to purchase or carry shares of the Tax-Free Money Market Fund will not be deductible for federal income tax purposes. Exempt-interest dividends may be subject to alternative minimum tax.

Foreign shareholders may be subject to U.S. withholding taxes.

Early each year, each Fund will notify its shareholders of the amount and tax status of distributions paid to shareholders for the preceding year. Investors should consult their own tax advisers regarding the status of their investments under state and local laws.

PROSPECTUS

GENERAL INFORMATION
--------------------------------------------------------------------------------

NET ASSET VALUE
Net asset value per share for each Fund, other than the Institutional U.S. Treasury Money Market Fund and Institutional Prime Money Market Fund, is calculated each business day at 12 noon Eastern time. Net asset value per share for the U.S. Treasury Money Market Fund, the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund are calculated each business day at 3 p.m. Eastern time (12 noon on days when the financial markets close early).

All purchases, redemptions and exchanges will be processed at net asset value the next time it is calculated after a request is received and approved by the Distributor. In order to receive that day's price, an order must be received by 12 noon Eastern time (3 p.m. for the U.S. Treasury Money Market Fund, the Institutional U.S. Treasury Money Market Fund and the Institutional Prime Money Market Fund unless the financial markets close early). Net asset value per share is calculated by dividing the total value of a Fund's securities and other assets, less liabilities, by the total number of shares outstanding. Securities held by the Funds are valued at amortized cost, which approximates market value.

ORGANIZATION
Each Fund is a series of Boston 1784 Funds. Boston 1784 Funds is a Massachusetts business trust which was organized on February 5, 1993; it also is an open-end management investment company registered under the Investment Company Act of 1940. Prior to May 27, 1997, Boston 1784 Funds was known as 1784 Funds. On that date, the Trust and each Fund added "Boston" to their names. Boston 1784 Funds currently has nineteen active series.

Each Fund is a diversified mutual fund. Under the 1940 Act, a diversified mutual fund must manage at least 75% of its total assets so that no more than 5% of those assets are invested in any one company at the time of investment.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

VOTING AND OTHER RIGHTS
Boston 1784 Funds may issue an unlimited number of shares, may create new series of shares and may divide shares in each series into classes. Each share of each Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each series of Boston 1784 Funds have equal voting rights except that, in matters affecting only a particular Fund or class, only shares of that particular Fund or class are entitled to vote.

The U.S. Treasury Money Market Fund currently offers three classes of shares. Class A shares are described in this Prospectus. Class C and Class D shares are available solely in conjunction with certain cash management products offered by BankBoston. Class C and Class D shares may have different expenses, which may affect performance. Call 1-800-BKB-1784 for more information.

Since Boston 1784 Funds is a Massachusetts business trust, the Funds are not required to hold annual shareholder meetings. Shareholder approval will usually be sought only for changes in certain investment restrictions and for the election of Trustees under certain circumstances. Trustees may be removed by shareholders under certain circumstances. Each share of each Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation of that Fund, subject to any differing expenses borne by different classes of the Fund.

PROSPECTUS

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION
Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield and total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost.

Each Fund may provide annualized "yield" and "effective yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 7-day, 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week or month over a one-year period and is shown as a percentage of the maximum public offering price on the last day of that period. The "effective yield" is calculated similarly, but when annualized the income earned by the investment during that 7-day, 30-day or one-month period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

Each Fund may provide period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share, and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

The Tax-Free Money Market Fund may also advertise a "tax-equivalent yield." The "tax-equivalent yield" is determined by calculating the yield that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

A Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. Certain Funds may advertise performance that includes results from periods in which the Funds' assets were managed in a non-registered predecessor vehicle.

Of course, any fees charged by a financial institution to a shareholder will reduce that shareholder's net return on investment. See the Statement of Additional Information for more information concerning the calculation of performance for the Funds.

EXPENSES
In addition to amounts payable to its service providers, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with BankBoston or the Administrator, government fees, taxes, accounting and legal fees, expenses of communicating with shareholders, interest expense, and insurance premiums.

PROSPECTUS

--------------------------------------------------------------------------------

The following table shows each Fund's expenses for the fiscal year ended May 31, 1997, expressed as a percentage of average net assets. The Institutional Prime Money Market Fund is newly organized and had no operations during the fiscal year ended May 31, 1997.

                                               Expenses
--------------------------------------------------------------------------------
Tax-Free Money Market Fund                       .54%
U.S. Treasury Money Market Fund                  .65
Institutional U.S. Treasury Money Market Fund    .34
Prime Money Market Fund                          .65

COUNSEL AND INDEPENDENT AUDITORS
Bingham Dana LLP, Boston, Massachusetts, is counsel for each Fund. Coopers & Lybrand L.L.P., Philadelphia, Pennsylvania, serves as independent auditor for each Fund.

The Statement of Additional Information dated October 1, 1997, as supplemented from time to time, contains more detailed information about the Funds, including information relating to (i) investment policies and restrictions, (ii) the Trustees, officers and investment advisers, (iii) securities transactions, (iv) the Funds' shares, including rights and liabilities of shareholders, (v) the method used to calculate performance information and (vi) the determination of net asset value.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

PROSPECTUS

APPENDIX A -- TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE YIELD INVESTORS NEED TO ACHIEVE FROM A TAXABLE INVESTMENT TO EQUAL THE YIELD FROM A TAX-EXEMPT INVESTMENT. THESE TABLES DO NOT PREDICT THE YIELD OF ANY FUND. THEY ARE ACCURATE AS OF SEPTEMBER 15, 1997.

FEDERAL
Equivalent yields: Tax-exempt versus taxable securities

                                  1997
       Taxable Income           Federal
------------------------------- Marginal
   Single         Joint           Rate     2.0%     2.5%     3.0%    3.5%    4.0%    4.5%      5.0%    5.5%     6.0%
----------------------------------------------------------------------------------------------------------------------
    $0-24,000       $0-40,100     15.00%    2.35%   2.94%    3.53%   4.12%   4.71%    5.29%    5.88%    6.47%   7.06%
  24,001-58,150   40,101-96,900   28.00%    2.78%   3.47%    4.17%   4.86%   5.56%    6.25%    6.94%    7.64%   8.33%
 58,151-121,300  96,901-147,700   31.00%    2.90%   3.62%    4.35%   5.07%   5.80%    6.52%    7.25%    7.97%   8.70%
121,301-263,750  147,701-263,750  36.00%    3.13%   3.91%    4.69%   5.47%   6.25%    7.03%    7.81%    8.59%   9.38%
 over 263,750      over 263,750   39.60%    3.31%   4.14%    4.97%   5.79%   6.62%    7.45%    8.28%    9.11%   9.93%

PROSPECTUS

APPENDIX B -- PERMITTED INVESTMENTS AND INVESTMENT PRACTICES
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS
U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal Reserve book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). STRIPS are sold as zero coupon securities. These securities are usually structured with two classes that receive different portions of the interest and principal payments from the underlying obligation. The yield to maturity on the interest-only class is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only class generally is unusually volatile in response to changes in interest rates. See "Zero Coupon Securities" for more information. Each Fund limits its investments in STRIPS to 20% of its total assets.

U.S. GOVERNMENT AGENCIES
Certain Federal agencies such as the Government National Mortgage Association
(GNMA) have been established as instrumentalities of the U.S. government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association).

RECEIPTS
Receipts are interests in separately-traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS). TRs, TIGRs and CATS are sold as zero coupon securities.

ZERO COUPON SECURITIES
A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.

BANK OBLIGATIONS
Bank obligations include certificates of deposit, time deposits (including Eurodollar time deposits) and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. The Funds have established certain minimum credit quality standards for bank obligations in which they invest.

BANKERS' ACCEPTANCES
A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

                                                                     (CONTINUED)

PROSPECTUS

--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT
A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS
A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

COMMERCIAL PAPER
Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

MONEY MARKET FUNDS
A money market fund is a mutual fund that limits its investments to high quality money market instruments with an average weighted maturity of 90 days or less. Subject to applicable statutory and regulatory limitations, the Tax-Free Money Market Fund and the Prime Money Market Fund may each invest a certain percentage of its assets in other mutual funds. Investing in other mutual funds causes shareholders to bear not only Fund expenses, but also expenses of the underlying mutual funds.

CORPORATE BONDS
Investment in bonds of U.S. and foreign issuers are used by U.S. and foreign corporate issuers to borrow money from investors, and may have varying maturities. Corporate bonds have varying degress of quality and varying degrees of sensitivity to changes in interest rates. The value of these investments fluctuates based on changes in interest rates and in the underlying credit quality of the bond issuers represented in the portfolio.

VARIABLE AND FLOATING RATE INSTRUMENTS
Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature permitting the holder to demand payment of principal at any time or at specified intervals. These obligations may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. The interest rate on these securities may be reset daily, weekly, quarterly, or some other reset period and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

REPURCHASE AGREEMENTS
A repurchase agreement is an agreement where a person buys a security and simultaneously commits to sell the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities or if the Fund realizes a loss on the sale of the collateral securities. Pursuant to an exemptive order from the SEC, the Funds may enter into repurchase agreements on a pooled basis.


PROSPECTUS

--------------------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements involve the sale of securities held by a Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

FORWARD COMMITMENTS OR PURCHASES
ON A WHEN-ISSUED BASIS
Forward commitments or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of commitment and delivery and payment ordinarily take place beyond customary settlement time. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the buyer before settlement. The securities are subject to market fluctuation due to changes in market interest rates; the securities are also subject to fluctuation in value pending settlement based upon public perception of the creditworthiness of the issuer of these securities. Each Fund may invest up to 25% of its assets in forward commitments or commitments to purchase securities on a when-issued basis.

MUNICIPAL SECURITIES
Municipal securities include debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations and for general operating expenses. Municipal securities also include debt obligations issued to obtain funds for lending to other public institutions and facilities, and certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity, and industrial development bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed with the proceeds of these bonds as security for such payment.

Municipal securities also include participations in municipal leases. These are undivided interests in a portion of a lease or installment purchase issued by state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult.

                                                                     (CONTINUED)

PROSPECTUS

--------------------------------------------------------------------------------

STANDBY COMMITMENTS
A security purchased subject to a standby commitment may be sold at a fixed price prior to maturity and may be sold at any time at market rates. A premium may be paid for a standby commitment and will have the effect of reducing the yield otherwise payable on the underlying security. There is no limit to the percentage of Fund securities that any Fund may purchase subject to a standby commitment, but the amount paid directly or indirectly for a standby commitment held by any Fund will not exceed 1/2 of 1% of the value of the total assets of the Fund.

SECURITIES LENDING
Consistent with applicable regulatory requirements and in order to generate additional income, each Fund may lend securities to broker-dealers and other institutional borrowers. Loans must be callable at any time and continuously secured by collateral (cash or U.S. government securities) in an amount not less than the market value, determined daily, of the securities loaned. It is intended that the value of securities loaned by a Fund would not exceed 331/3% of the Fund's total assets. In the event of the bankruptcy of the other party to a securities loan, a Fund could experience delays in recovering either the securities lent or cash. To the extent that, in the meantime, the value of the securities lent has increased or the value of the securities purchased has decreased, the Fund could experience a loss. The voting rights of such securities may pass to the borrower; however, the lending Fund will seek to call loans, to vote proxies, or otherwise to obtain rights to vote or consent if a material event affecting the investment is to occur.

RESTRICTED OR ILLIQUID SECURITIES
Securities that may not be sold freely to the public absent registration or securities for which there is no readily available market are referred to as restricted or illiquid securities, respectively. Each Fund may invest up to 10% of its net assets in illiquid securities, including restricted securities that are illiquid. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price.

RULE 144A SECURITIES
The Funds may purchase restricted securities that are not registered for sale to the general public if it is determined that there is a dealer or institutional market in the securities. In that case, the securities will not be treated as illiquid for purposes of the Fund's investment limitation described above. The Trustees will review these determinations. These securities are known as "Rule 144A securities" because they are traded under SEC Rule 144A among qualified institutional buyers. Institutional trading in Rule 144A securities is relatively new and the liquidity of these investments could be impaired if trading in Rule 144A securities does not develop or if qualified institutional buyers become, for a time, uninterested in purchasing Rule 144A securities.

ASSET-BACKED SECURITIES
The Funds may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties. Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral.

PROSPECTUS

NOTES
--------------------------------------------------------------------------------




PROSPECTUS

NOTES
--------------------------------------------------------------------------------




PROSPECTUS
                                       26